Equity (Tables)	12 Months Ended
Dec. 31, 2020
Summary of equity
Total equity
	2020	2019	2018
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,089	17,078	17,050
	17,128	17,117	17,088

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,181	1,580	1,914
- Revaluation reserve: Debt instruments at FVOCI	309	322	398
- Revaluation reserve: Cash flow hedge	1,450	1,208	604
- Revaluation reserve: Credit liability	-117	-114	8
- Revaluation reserve: Property in own use	221	253	204
- Net defined benefit asset/liability remeasurement reserve	-307	-336	-394
- Currency translation reserve	-3,636	-2,079	-2,043
- Share of associates and joint ventures and other reserves	3,246	3,189	2,940
- Treasury shares	-4	-10	-11
	2,342	4,013	3,621

Retained earnings	32,149	29,866	28,339

Shareholders’ equity (parent)	51,619	50,996	49,049
Non-controlling interests	1,022	893	803
Total equity	52,640	51,889	49,851

Schedule of share capital
Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2020	2019	2018	2020	2019	2018
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,828,331	10,832,266	10,837,272	108	108	108
Issued share capital	3,900,669	3,896,734	3,891,728	39	39	39

Issued Share Capital [member]
Reserves and other equity interest
Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2018	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39
Issue of shares	5,006
Issued share capital as at 31 December 2019	3,896,734	39
Issue of shares	3,934
Issued share capital as at 31 December 2020	3,900,669	39

Share Premium [member]
Reserves and other equity interest
Share premium
	2020	2019	2018
Opening balance	17,078	17,050	17,006
Issue of shares	11	28	44
Closing balance	17,089	17,078	17,050

Revaluation Reserve [member]
Reserves and other equity interest
Changes in revaluation reserve
	Equity securities at FVOCI			Debt instruments at FVOCI			AFS and other			Cash flow hedge			Credit liability			Property in own use

	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	1,580	1,914	n/a	322	398	n/a	n/a	n/a	3,447	1,208	604	263	-114	8	n/a	253	204	203
Effect of change in accounting policy due to the implementation of IFRS 9			2,432			629			-3,447						-190
Changes in credit liability reserve													-19	-116	199
Unrealised revaluations	-337	137	-461	20	-43	-177				242	604	342				-7	58	3
Realised gains/losses transferred to the statement of profit or loss				-33	-33	-54
Realised revaluations transferred to retained earnings	-1	-472	-56										16	-6		-26	-9	-2
Other changes	-62
Closing balance	1,181	1,580	1,914	309	322	398	n/a	n/a	n/a	1,450	1,208	604	-117	-114	8	221	253	204

Currency Translation Reserve [member]
Reserves and other equity interest
Changes in currency translation reserve
	2020	2019	2018
Opening balance	-2,079	-2,043	-1,663
Unrealised revaluations	106	-134	71
Realised gains/losses transferred to the statement of profit or loss	-1	-138
Exchange rate differences	-1,662	236	-451
Closing balance	-3,636	-2,079	-2,043

Reserve for share of associates, joint ventures and other [member]
Reserves and other equity interest
Changes in share of associates, joint ventures and other reserves
	2020	2019	2018
Opening balance	3,189	2,940	2,527
Effect of change in accounting policy due to the implementation of IFRS 9			-28
Result for the year	94	180	160
Transfer to/from retained earnings	-37	69	280
Closing balance	3,246	3,189	2,940

Treasury Shares [member]
Reserves and other equity interest
Changes in treasury shares
	Amount			Number
	2020	2019	2018	2020	2019	2018
Opening balance	-10	-11	-15	919,387	1,137,701	944,257
Purchased/sold	5	1	4	-347,716	-218,314	193,444
Closing balance	-4	-10	-11	571,671	919,387	1,137,701

Retained earnings [member]
Reserves and other equity interest
Changes in retained earnings
	2020	2019	2018
Opening balance	29,866	28,339	27,022
Effect of change in accounting policy due to the implementation of IFRS 9			-390
Transfer to/from other reserves	108	418	-211
Result for the year	2,156	3,723	4,601
Dividend		-2,650	-2,607
Employee stock options and share plans	11	13	19
Changes in composition of the group and other changes	6	23	-96
Closing balance	32,149	29,866	28,339

Non-distributive reserves
Reserves and other equity interest
Non-distributable reserves
	2020	2019	2018
ING Bank	9,829	8,397	7,603
Other	2	0	97
Non-distributable reserves	9,831	8,398	7,700